Prospectus Supplement

March 25, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated March 25, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Balanced Portfolio

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") approved closing the Investment Class of the Balanced Portfolio (the "Portfolio"), a series of the Trust. Consequently, the Portfolio will cease offering Investment Class shares at the close of business on March 25, 2011. As a result, effective March 25, 2011, all references to the Investment Class of the Portfolio will be deleted from the Prospectus.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

March 25, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated March 25, 2011 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 31, 2011 of:

Morgan Stanley Institutional Fund Trust

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") approved closing the Investment Class of the Balanced Portfolio (the "Portfolio"), a series of the Trust. Consequently, the Portfolio will cease offering Investment Class shares at the close of business on March 25, 2011. As a result, effective March 25, 2011, all references to the Investment Class of the Portfolio will be deleted from the Statement of Additional Information.

Please retain this supplement for future reference.

Prospectus Supplement

March 25, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated March 25, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Core Plus Fixed Income Portfolio

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") approved closing the Investment Class of the Core Plus Fixed Income Portfolio (the "Portfolio"), a series of the Trust. Consequently, the Portfolio will cease offering Investment Class shares at the close of business on March 25, 2011. As a result, effective March 25, 2011, all references to the Investment Class of the Portfolio will be deleted from the Prospectus.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

March 25, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated March 25, 2011 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 31, 2011 of:

Morgan Stanley Institutional Fund Trust

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") approved closing the Investment Class of the Core Plus Fixed Income Portfolio (the "Portfolio"), a series of the Trust. Consequently, the Portfolio will cease offering Investment Class shares at the close of business on March 25, 2011. As a result, effective March 25, 2011, all references to the Investment Class of the Portfolio will be deleted from the Statement of Additional Information.

Please retain this supplement for future reference.